UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21317

Stadion Investment Trust

(Exact name of registrant as specified in charter)

1061 Cliff Dawson Road, Watkinsville, Georgia 30677

(Address of principal executive offices)(Zip code)

Jennifer T. Welsh, Esq.
ALPS Fund Services, Inc., 1290 Broadway, Suite 1100, Denver, CO 80203

(Name and address of agent for service)

Registrant's telephone number, including area code: (706) 583-5207

Date of fiscal year end: May 31, 2015

Date of reporting period: August 31, 2014

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Stadion Managed Risk 100 Fund
Schedule of Investments
August 31, 2014 (Unaudited)

EXCHANGE-TRADED FUNDS - 99.48%	Shares	Value
Consumer Discretionary Select Sector SPDR® Fund	288,600	$19,861,452
Guggenheim® S&P 500® Equal Weight ETF	511,030	39,896,112
Health Care Select Sector SPDR® Fund	315,540	20,150,384
iShares® MSCI® Emerging Markets ETF	874,510	39,405,420
iShares® Russell Mid-Cap Growth ETF	350,330	31,971,116
iShares® U.S. Real Estate ETF	266,490	19,773,558
Materials Select Sector SPDR® Fund	392,800	19,848,184
Powershares® QQQ Trust Series 1	1,003,090	100,088,320
SPDR® S&P 500® ETF Trust	495,470	99,445,784

TOTAL EXCHANGE-TRADED FUNDS
(Cost $385,317,661)		390,440,330

MONEY MARKET FUNDS - 0.89%	Shares	Value
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.040%, 7-day effective yield	3,484,389	$3,484,389

TOTAL MONEY MARKET FUNDS
(Cost $3,484,389)		3,484,389

Total Investments, at Value - 100.37%
(Cost $388,802,050)		393,924,719

Liabilities in Excess of Other Assets - (0.37)%		(1,439,378)

Net Assets - 100.00%		$392,485,341

See Notes to Quarterly Schedule of Investments

Stadion Tactical Defensive Fund
Schedule of Investments
August 31, 2014 (Unaudited)

EXCHANGE-TRADED FUNDS - 97.88%	Shares	Value
First Trust NASDAQ-100® Equal Weighted Index Fund	254,460	$10,331,076
First Trust U.S. IPO Index Fund	135,760	6,721,477
Guggenheim® S&P 500® Equal Weight ETF	87,480	6,829,564
iShares® MSCI BRIC ETF	161,710	6,647,898
iShares® Nasdaq Biotechnology ETF	24,930	6,894,391
iShares® Russell® 1000 Value Index Fund	65,780	6,751,659
iShares® S&P 100® Index Fund	75,760	6,762,338
Materials Select Sector SPDR® Fund	93,680	4,733,650
Powershares® QQQ Trust Series 1	68,960	6,880,829
SPDR® S&P 500® ETF Trust	16,890	3,389,992

TOTAL EXCHANGE-TRADED FUNDS
(Cost $59,460,151)		65,942,874

MONEY MARKET FUNDS - 1.75%	Shares	Value
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.040%, 7-day effective yield	1,178,716	$1,178,716

TOTAL MONEY MARKET FUNDS
(Cost $1,178,716)		1,178,716

Total Investments, at Value - 99.63%
(Cost $60,638,867)		67,121,590

Other Assets in Excess of Liabilities - 0.37%		247,148

Net Assets - 100.00%		$67,368,738

See Notes to Quarterly Schedule of Investments

Stadion Defensive International Fund
Schedule of Investments
August 31, 2014 (Unaudited)

EXCHANGE-TRADED FUNDS - 95.41%	Shares	Value
iShares® China Large-Cap ETF	49,220	$1,991,933
iShares® MSCI BRIC ETF	24,890	1,023,228
iShares® MSCI® EAFE Index Fund	45,970	3,066,659
iShares® MSCI® Emerging Markets ETF	118,800	5,353,128
iShares® MSCI® Mexico Capped ETF	31,120	2,233,794
PowerShares® International Dividend Achievers Portfolio	105,080	2,058,517
PowerShares® S&P Emerging Markets Low Volatility Portfolio	56,330	1,661,172
SPDR® S&P Emerging Asia Pacific ETF	23,110	2,043,155

TOTAL EXCHANGE-TRADED FUNDS
(Cost $18,786,264)		19,431,586

MONEY MARKET FUNDS - 4.42%	Shares	Value
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.040%, 7-day effective yield	899,542	$899,542

TOTAL MONEY MARKET FUNDS
(Cost $899,542)		899,542

Total Investments, at Value - 99.83%
(Cost $19,685,806)		20,331,128

Other Assets in Excess of Liabilities - 0.17%		34,662

Net Assets - 100.00%		$20,365,790

See Notes to Quarterly Schedule of Investments

Stadion Trilogy Alternative Return Fund
Schedule of Investments
August 31, 2014 (Unaudited)

COMMON STOCKS - 50.38%	Shares	Value
Consumer Discretionary - 4.92%
Distributors - 1.27%
Genuine Parts Co.(a)	20,760	$1,821,482

Hotels Restaurants & Leisure - 1.19%
McDonald's Corp.(a)	18,281	1,713,295

Leisure Equipment & Products - 1.25%
Polaris Industries, Inc.(a)	12,429	1,806,928

Media - 1.21%
Time Warner, Inc.	22,556	1,737,489

Consumer Staples - 8.88%
Food & Staples Retailing - 2.59%
Costco Wholesale Corp.(a)	15,413	1,866,206
Sysco Corp.(a)	49,114	1,857,983
		3,724,189

Food Products - 3.76%
General Mills, Inc.(a)	34,087	1,819,564
Kellogg Co.(a)	27,369	1,778,164
McCormick & Co., Inc. - Non-Voting Shares(a)	25,930	1,807,062
		5,404,790

Household Products - 1.29%
Procter & Gamble Co.(a)	22,301	1,853,436

Tobacco - 1.24%
Reynolds American, Inc.	30,654	1,792,339

Energy - 2.45%
Oil Gas & Consumable Fuels - 2.45%
Chevron Corp.(a)	13,759	1,781,103
ConocoPhillips(a)	21,429	1,740,463
		3,521,566

Financials - 6.35%
Banks - 1.26%
US Bancorp	42,844	1,811,444

Capital Markets - 1.31%
Eaton Vance Corp.(a)	48,018	1,880,385

Commercial Banks - 1.27%
Commerce Bancshares, Inc.(a)	39,728	1,832,653

Insurance - 2.51%
Aflac, Inc.(a)	28,207	1,727,397
Brown & Brown, Inc.(a)	57,922	1,889,415
		3,616,812

COMMON STOCKS - 50.38% (continued)	Shares	Value
Health Care - 3.84%
Health Care Equipment & Supplies - 1.26%
Abbott Laboratories(a)	43,115	$1,821,178

Pharmaceuticals - 2.58%
Johnson & Johnson(a)	17,761	1,842,348
Merck & Co., Inc.	31,043	1,865,995
		3,708,343

Industrials - 8.80%
Aerospace & Defense - 2.48%
Lockheed Martin Corp.(a)	10,637	1,850,838
United Technologies Corp.(a)	15,867	1,713,318
		3,564,156

Commercial Services & Supplies - 1.30%
Waste Management, Inc.(a)	39,810	1,869,876

Electrical Equipment - 1.19%
Emerson Electric Co.(a)	26,787	1,714,904

Machinery - 1.30%
Illinois Tool Works, Inc.(a)	21,153	1,865,906

Road & Rail - 1.27%
Norfolk Southern Corp.(a)	17,152	1,835,264

Trading Companies & Distributors - 1.26%
WW Grainger, Inc.(a)	7,359	1,811,786

Information Technology - 3.79%
Communications Equipment - 1.21%
Harris Corp.(a)	24,458	1,746,057

IT Services - 1.30%
Automatic Data Processing, Inc.	22,436	1,872,957

Software - 1.28%
Microsoft Corp.(a)	40,447	1,837,507

Materials - 3.80%
Chemicals - 2.58%
Ecolab, Inc.(a)	16,364	1,878,914
Sigma-Aldrich Corp.(a)	17,613	1,831,752
		3,710,666

Containers & Packaging - 1.22%
AptarGroup, Inc.(a)	27,391	1,757,133

Technology - 1.24%
Computers - 1.24%
International Business Machines Corp.	9,240	1,776,852

COMMON STOCKS - 50.38% (continued)	Shares	Value
Telecommunication - 1.22%
Diversified Telecommunication Services - 1.22%
AT&T, Inc.(a)	50,206	$1,755,202

Utilities - 5.09%
Electric Utilities - 2.51%
Northeast Utilities(a)	39,755	1,824,357
Southern Co.(a)	40,389	1,793,272
		3,617,629

Gas Utilities - 1.31%
National Fuel Gas Co.(a)	24,733	1,890,591

Multi-Utilities - 1.27%
Dominion Resources, Inc.	25,911	1,819,470

TOTAL COMMON STOCKS
(Cost $57,796,363)		72,492,285

EXCHANGE-TRADED FUNDS - 49.60%	Shares	Value
iShares® Barclays® 1-3 Year Credit Bond Fund	169,480	$17,881,835
iShares® Barclays® Intermediate Credit Bond Fund(a)	65,490	7,230,096
iShares® Barclays® MBS Bond Fund(a)	130,530	14,157,284
iShares® Floating Rate Note Fund	421,941	21,434,603
iShares® iBoxx® $ High Yield Corporate Bond Fund	56,615	5,335,397
PowerShares® Senior Loan Portfolio	215,174	5,321,253

TOTAL EXCHANGE-TRADED FUNDS
(Cost $70,905,171)		71,360,468

PURCHASED OPTION CONTRACTS - 2.57%	Expiration Date	Strike Price	Contracts	Value
Put Option Contracts - 1.40%
CBOE S&P 500®	09/05/2014	$2,000	100	$82,500
CBOE S&P 500® Index	06/19/2015	1,675	200	649,000
iShares® 20+ Year Treasury Bond ETF	09/20/2014	108	650	1,625
iShares® 7-10 Year Treasury Bond ETF	09/20/2014	99	2,000	20,000
S&P 500® Index:
	09/20/2014	1,875	300	52,500
	12/20/2014	1,775	200	243,000
	03/20/2015	1,675	100	182,500
SPDR® S&P 500® ETF Trust:
	12/20/2014	175	400	43,200
	03/20/2015	170	200	42,100
	06/19/2015	160	1,600	388,800
	06/19/2015	170	500	182,500
	12/19/2015	165	200	109,900
				1,997,625
Call Option Contracts - 1.17%
CBOE S&P 500® Index	09/05/2014	2,000	100	90,500
iShares® 20+ Year Treasury Bond ETF	09/20/2014	125	650	7,475
iShares® 7-10 Year Treasury Bond ETF	09/20/2014	115	2,000	20,000

PURCHASED OPTION CONTRACTS - 2.57% (continued)	Expiration Date	Strike Price	Contracts	Value
Call Option Contracts - 1.17% (continued)
S&P 500® Index:
	09/20/2014	$2,000	75	$127,500
	09/20/2014	2,025	25	14,125
	12/20/2014	1,975	125	813,750
	12/20/2014	2,000	125	620,625
				1,693,975
TOTAL PURCHASED OPTION CONTRACTS
(Cost $5,291,275)				3,691,600

MONEY MARKET FUNDS - 0.51%	Shares	Value
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.040%, 7-day effective yield	733,386	$733,386

TOTAL MONEY MARKET FUNDS
(Cost $733,386)		733,386

Total Investments, at Value - 103.06%
(Cost $134,726,195)		148,277,739

Written Option Contracts - (3.61)%		(5,182,175)

Other Assets in Excess of Liabilities - 0.55%		786,686

Net Assets - 100.00%		$143,882,250

(a) All or portion of this security is held as collateral for written options.

WRITTEN OPTION CONTRACTS - 3.61%	Expiration Date	Strike Price	Contracts	Premiums Received	Value
Put Option Contracts - 0.40%
CBOE S&P 500® Index	06/19/2015	$1,500	200	$827,650	$315,000
S&P 500® Index:
	09/20/2014	1,775	300	148,140	20,250
	12/20/2014	1,675	200	210,760	123,000
	03/20/2015	1,575	100	139,900	111,000
				1,326,450	569,250
Call Option Contracts - 3.21%
CBOE S&P 500® Index	09/30/2014	1,890	100	512,730	1,129,000
iShares® 20+ Year Treasury Bond ETF	09/20/2014	116	650	69,061	203,125
iShares® 7-10 Year Treasury Bond ETF	09/20/2014	105	2,000	76,498	80,000
S&P 500® Index:
	09/20/2014	1,900	100	471,340	1,020,000
	12/20/2014	1,800	20	132,780	411,800
	06/19/2015	1,900	20	123,980	309,800
	09/19/2015	1,950	120	754,080	1,459,200
				2,140,469	4,612,925

Total Written Option Contracts				$3,466,919	$5,182,175

See Notes to Quarterly Schedule of Investments

Stadion Tactical Income Fund
Schedule of Investments
August 31, 2014 (Unaudited)

EXCHANGE-TRADED FUNDS - 96.37%	Shares	Value
iShares® 10+ Year Credit Bond ETF	2,050	$127,079
iShares® Barclays® Intermediate Credit Bond Fund	3,102	342,461
iShares® Barclays® MBS Bond Fund	1,180	127,983
iShares® iBoxx® $ High Yield Corporate Bond Fund	3,460	326,070
iShares® iBoxx® $ Investment Grade Corporate Bond ETF	2,190	264,070
iShares® Mortgage Real Estate Capped ETF	10,000	128,900
iShares® U.S. Preferred Stock ETF	2,720	108,909
Market Vectors® Intermediate Municipal ETF	9,750	229,515
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	550	59,978
Vanguard® Intermediate-Term Corporate Bond ETF	2,520	219,618
Vanguard® Total International Bond ETF	3,310	172,914

TOTAL EXCHANGE-TRADED FUNDS
(Cost $2,066,005)		2,107,497

GOVERNMENT BOND - 2.48%	Maturity Date	Rate	Principal Amount	Value
U.S. Treasury Bond	08/15/2024	2.375%	$54,000	$54,156

TOTAL GOVERNMENT BOND
(Cost $53,823)				54,156

MONEY MARKET FUNDS - 1.00%	Shares	Value
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.040%, 7-day effective yield	21,947	$21,947

TOTAL MONEY MARKET FUNDS
(Cost $21,947)		21,947

Total Investments, at Value - 99.85%
(Cost $2,141,775)		2,183,600

Other Assets in Excess of Liabilities - 0.15%		3,361

Net Assets - 100.00%		$2,186,961

See Notes to Quarterly Schedule of Investments

Stadion Tactical Growth Fund
Schedule of Investments
August 31, 2014 (Unaudited)

EXCHANGE-TRADED FUNDS - 96.01%	Shares	Value
iShares® 20+ Year Treasury Bond ETF	33,690	$4,010,794
iShares® Cohen & Steers REIT ETF	22,010	1,990,364
iShares® Core S&P 500® ETF	29,430	5,943,683
iShares® iBoxx® $ Investment Grade Corporate Bond ETF	16,510	1,990,776
iShares® U.S. Real Estate ETF	26,810	1,989,302
Powershares® QQQ Trust Series 1	59,760	5,962,853
SPDR® S&P® Biotech ETF	12,490	2,022,755
Technology Select Sector SPDR® Fund	49,300	1,985,804
Vanguard® Growth ETF	77,771	7,920,199
Vanguard® Health Care ETF	16,990	1,991,398
Vanguard® Mega Cap Growth ETF	25,010	1,980,042
Vanguard® Total International Bond ETF	30,430	1,589,663

TOTAL EXCHANGE-TRADED FUNDS
(Cost $35,133,483)		39,377,633

MONEY MARKET FUNDS - 1.44%	Shares	Value
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.040%, 7-day effective yield	591,185	$591,185

TOTAL MONEY MARKET FUNDS
(Cost $591,185)		591,185

Total Investments, at Value - 97.45%
(Cost $35,724,668)		39,968,818

Other Assets in Excess of Liabilities - 2.55%		1,044,338

Net Assets - 100.00%		$41,013,156

See Notes to Quarterly Schedule of Investments

STADION INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
August 31, 2014 (Unaudited)

1. ORGANIZATION

Stadion Managed Risk 100 Fund (“Managed Risk 100 Fund”) (formally known as the Stadion Managed Fund prior to March 28, 2014), Stadion Tactical Defensive Fund (“Tactical Defensive Fund”) (formally known as the Stadion Core Advantage Fund prior to March 28, 2014), Stadion Defensive International Fund (“Defensive International Fund”) (formally known as the Stadion Olympus FundTM prior to March 28, 2014), Stadion Trilogy Alternative Return Fund (“Trilogy Alternative Return Fund”) (formally known as the Stadion Trilogy FundTM prior to March 28, 2014), Stadion Tactical Income Fund (“Tactical Income Fund”) and Stadion Tactical Growth Fund (“Tactical Growth Fund”) (formally known as the Stadion Market Opportunity Fund prior to March 28, 2014) (each, a “Fund,” and collectively, the “Funds”) are each a diversified series of Stadion Investment Trust (the “Trust”), a Delaware Statutory Trust registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company.

Managed Risk 100 Fund commenced operations on June 30, 2003. The public offering of Class A shares, Class C shares and Class I shares commenced on September 15, 2006, October 1, 2009 and May 28, 2010, respectively. The investment objective of the Fund is to seek long-term capital appreciation, while maintaining a secondary emphasis on capital preservation.

Tactical Defensive Fund commenced operations on January 27, 2004. The public offering of Class A shares, Class C shares and Class I shares commenced on September 15, 2006, October 1, 2009 and May 28, 2010, respectively. The investment objective of the Fund is to seek capital appreciation.

Defensive International Fund commenced operations on April 2, 2012. The public offering of Class A shares, Class C shares and Class I shares commenced on April 2, 2012. The investment objective of the Fund is to seek long-term capital appreciation, while maintaining a secondary emphasis on capital preservation.

Trilogy Alternative Return Fund commenced operations on April 2, 2012. The public offering of Class A shares, Class C shares and Class I shares commenced on April 2, 2012. The investment objective of the Fund is total return, with an emphasis on lower risk and volatility than the U.S. equity markets.

Tactical Income Fund commenced operations on December 31, 2012. The public offering of Class A shares and Class I shares commenced on December 31, 2012 and February 14, 2013 respectively. The investment objective of the Fund is to seek total return comprised of income and capital appreciation, while maintaining a secondary emphasis on capital preservation.

Tactical Growth Fund is a successor to a previously operational fund which was a series of the Aviemore Funds, an Ohio business trust. The ETF Market Opportunity Fund (the “Predecessor Fund”) was organized into a series, Class I Shares, of the Tactical Growth Fund effective as of the close of business on March 29, 2013. The Predecessor Fund commenced operations on May 3, 2004 and was the only series authorized by the Aviemore Funds. Class A and Class C shares were launched from the Tactical Growth Fund effective April 1, 2013. The Fund seeks long-term capital appreciation.

Each Fund, excluding the Tactical Income Fund, currently offers three classes of shares, Class A, Class C, and Class I. The Tactical Income Fund offers Class A and Class I shares. Class A shares (sold subject to a maximum front-end sales load equal to 5.75% of the offering price and a distribution and/or service fee of up to 0.25% of the average net assets attributable to Class A shares, are also sold subject to a 1% contingent deferred sales load on purchases at or above $1 million if redeemed within 12 months of purchase), Class C shares (subject to a distribution and/or service fee of up to 1.00% of the average daily net assets attributable to Class C shares and, effective October 1, 2012, sold subject to a 1% contingent deferred sales load if redeemed within one year of purchase) and Class I shares (sold without any sales loads and distribution and/ or service fees). Each class of shares represents an interest in the same assets of the Funds, has the same rights and is identical in all material respects except that (1) the classes bear differing levels of sales loads and distribution fees; (2) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; (3) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements; and (4) Class I shares require a higher minimum initial investment.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds’ significant accounting policies followed by the funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation: The Funds’ investments in securities are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of the time regular trading closes on the New York Stock Exchange (normally, 4:00 p.m. Eastern Time). Securities traded in the NASDAQ market are valued at the NASDAQ Official Closing Price. Other securities, including listed securities for which no sale was reported on that date, are valued at the most recent bid price. Options are valued at the mean of the last quoted bid and ask prices at the time of valuation, as reported on the option’s primary exchange. If no bid quotation is readily available at the time of valuation, the option shall be valued at the mean of the last quoted ask price and $0.00. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees (the “Trustees”) and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the portfolio security prior to the Funds’ net asset value calculations; (iii) the exchange on which the portfolio security is principally traded closes early; or (iv) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculations. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures. Open-end investment companies, including money market funds, are valued at the net asset value reported by such registered open-end investment companies. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires certain disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs
Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments as of August 31, 2014 by security type:

Managed Risk 100 Fund
	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Exchange-Traded Funds	$390,440,330	$–	$–	$390,440,330
Money Market Funds	3,484,389	–	–	3,484,389
Total Investments in Securities	$393,924,719	$–	$–	$393,924,719

Tactical Defensive Fund
	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Exchange-Traded Funds	$65,942,874	$–	$–	$65,942,874
Money Market Funds	1,178,716	–	–	1,178,716
Total Investments in Securities	$67,121,590	$–	$–	$67,121,590

Defensive International Fund
	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Exchange-Traded Funds	$19,431,586	$–	$–	$19,431,586
Money Market Funds	899,542	–	–	899,542
Total Investments in Securities	$20,331,128	$–	$–	$20,331,128

Trilogy Alternative Return Fund
	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Common Stocks*	$72,492,285	$–	$–	$72,492,285
Exchange-Traded Funds	71,360,468	–	–	71,360,468
Purchased Option Contracts	–	3,691,600	–	3,691,600
Money Market Funds	733,386	–	–	733,386
Total Investments in Securities	$144,586,139	$3,691,600	$–	$148,277,739
Other Financial Instruments
Liabilities
Written Option Contracts	$–	$(5,182,175)	$–	$(5,182,175)
Total	$–	$(5,182,175)	$–	$(5,182,175)

Tactical Income Fund
	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Exchange-Traded Funds	$2,107,497	$–	$–	$2,107,497
Government Bond	–	54,156	–	54,156
Money Market Funds	21,947	–	–	21,947
Total Investments in Securities	$2,129,444	$54,156	$–	$2,183,600

Tactical Growth Fund
	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Exchange-Traded Funds	$39,377,633	$–	$–	$39,377,633
Money Market Funds	591,185	–	–	591,185
Total Investments in Securities	$39,968,818	$–	$–	$39,968,818

* See Schedule of Investments for Common Stocks determined by industry.

As of August 31, 2014, the Funds did not have any transfers in and out of any Level. The Funds did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of August 31, 2014. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

Securities Transactions: Security transactions are accounted for on trade date.

Option Transactions: Trilogy Fund may purchase and write put and call options on broad-based U.S. stock indices or ETFs that replicate the performance of a broad-based U.S. stock index as well as short term futures ETFs and bond ETFs. The Fund uses option contracts on broad-based U.S. stock indices for the purpose of seeking to generate return and manage risk exposure among varying market conditions.

Exchange-Traded Funds (“ETFs”): The Funds may invest in ETFs, which are funds whose shares are traded on a national exchange. ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, shareholders of a fund investing in an ETF will indirectly bear those costs. Such funds will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices that are generally close to the Net Asset Value of the ETF.

3. DERIVATIVE TRANSACTIONS

Derivative Instruments and Hedging Activities: The following discloses the Funds' use of derivative instruments and hedging activities.

The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow certain Funds to enter into various types of derivative contracts such as purchased and written options. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce market value of fixed income investments and a decline in general interest rates will tend to increase the value of such investments. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds.

Option Writing/Purchasing: Certain Funds may write or purchase option contracts to adjust risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values.

Transactions in option contracts written by Trilogy Alternative Return Fund during the period ended August 31, 2014 were as follows:

	Written Puts		Written Calls
	Contracts	Premiums	Contracts	Premiums

Options outstanding at beginning of period	1,000	$3,727,498	3,330	$2,112,164
Options written	4,580	3,456,165	2,480	2,245,125
Options closed	(2,580)	(4,572,428)	(2,520)	(1,533,515)
Options exercised	-	-	(280)	(683,305)
Options expired	(2,200)	(1,284,785)	-	-
Options outstanding at ending of period	800	$1,326,450	3,010	$2,140,469

A portion of the Trilogy Fund’s securities are pledged as collateral for open option contracts.

4. Tax Basis of Investments

The amount of net unrealized appreciation and the cost of investment securities for tax purposes, including short-term securities, but excluding other financial instruments at August 31, 2014 is as follows:

	Managed Risk 100 Fund	Tactical Defensive Fund	Defensive International Fund	Trilogy Alternative Return Fund	Tactical Income Fund	Tactical Growth Fund
Tax cost of portfolio investments	$388,802,050	$60,638,867	$19,685,806	$134,781,329	$2,161,011	$35,724,668
Gross unrealized appreciation	$5,201,900	$6,482,723	$699,864	$15,736,200	$23,499	$4,255,883
Gross unrealized depreciation	$(79,231)	$–	$(54,542)	$(2,248,652)	$(910)	$(11,733)
Net unrealized appreciation	$5,122,669	$6,482,723	$645,322	$13,496,410	$22,589	$4,244,150

The difference between the federal income tax cost of portfolio investments and the financial statement cost for Trilogy Alternative Return Fund and Tactical Income Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to deferral of losses on wash sales.

Item 2. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		Stadion Investment Trust

By (Signature and Title)*		/s/Judson P. Doherty
Judson P. Doherty, President

Date:	October 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/Judson P. Doherty
Judson P. Doherty, President and Principal Executive Officer

Date:	October 30, 2014

By (Signature and Title)*		/s/Duane L. Bernt
Duane L. Bernt, Treasurer and Principal Financial Officer

Date:	October 30, 2014

* Print the name and title of each signing officer under his or her signature.